Income Taxes - Schedule of Effect of Tax Holiday (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Effect of Tax Holiday [Line Items]
Tax holiday effect	¥ 2,649	¥ 1,882	¥ 1,235
Basic net loss per share effect	¥ 1.6	¥ 3.2	¥ 3.2
Diluted net loss per share effect	¥ 1.6	¥ 3.2	¥ 3.2